Segment Reporting, including Geographic Area Data and Major Customers - Depreciation and Amortization (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting
Total depreciation and amortization	$ 405,906	$ 373,546	$ 258,264
Operating Segments
Segment Reporting
Depreciation and amortization	193,229	179,995	163,390
Operating Segments | Issuer Solutions
Segment Reporting
Depreciation and amortization	147,914	141,309	134,436
Operating Segments | Merchant Solutions
Segment Reporting
Depreciation and amortization	29,477	25,553	18,268
Operating Segments | Netspend
Segment Reporting
Depreciation and amortization	15,838	13,133	10,686
Segment Reconciling Items
Segment Reporting
Acquisition intangible amortization	207,797	189,990	92,521
Corporate Administration and Other
Segment Reporting
Depreciation and amortization	$ 4,880	$ 3,561	$ 2,353